Credit Suisse Trust - Commodity Return Strategy Portfolio

Consolidated Schedule of Investments

March 31, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
UNITED STATES AGENCY OBLIGATIONS (36.6%)
$5,500	Federal Farm Credit Banks, USBMMY3M + 0.270% (1)	(AA+, Aaa)	05/16/22	0.751	$5,504,941
11,900	Federal Farm Credit Banks, SOFR + 0.310% (1)	(AA+, Aaa)	11/07/22	0.580	11,920,946
5,300	Federal Farm Credit Banks, USBMMY3M + 0.420% (1)	(AA+, Aaa)	11/07/22	0.901	5,317,382
7,000	Federal Farm Credit Banks, USBMMY3M + 0.035% (1)	(AA+, Aaa)	05/03/23	0.641	6,999,989
36,500	Federal Farm Credit Banks, SOFR + 0.380% (1)	(AA+, Aaa)	05/08/23	0.650	36,648,559
1,000	Federal Farm Credit Banks	(AA+, Aaa)	09/01/23	0.300	975,145
2,000	Federal Farm Credit Banks, SOFR + 0.135% (1)	(AA+, Aaa)	11/06/23	0.405	2,003,071
6,000	Federal Home Loan Banks, SOFR + 0.015% (1)	(AA+, Aaa)	03/15/23	0.285	5,999,698
5,000	Federal Home Loan Banks, SOFR + 0.035% (1)	(AA+, Aaa)	05/19/23	0.305	5,000,993
3,700	Federal Home Loan Banks	(AA+, Aaa)	02/28/24	2.125	3,691,150
2,000	Federal Home Loan Banks	(AA+, Aaa)	02/26/26	0.620	1,872,034
2,100	Federal Home Loan Bank Discount Notes (2)	(AA+, Aaa)	04/18/22	0.238	2,099,764
1,900	Federal Home Loan Bank Discount Notes (2)	(AA+, Aaa)	04/22/22	0.140	1,899,845
1,300	Federal Home Loan Bank Discount Notes (2)	(AA+, Aaa)	04/27/22	0.240	1,299,775
15,000	Federal Home Loan Bank Discount Notes (2)	(AA+, Aaa)	05/04/22	0.240	14,996,700
3,000	Federal Home Loan Bank Discount Notes (2)	(AA+, Aaa)	05/13/22	0.300	2,998,950
14,000	Federal Home Loan Bank Discount Notes (2)	(AA+, Aaa)	05/25/22	0.399	13,991,410
4,000	Federal Home Loan Bank Discount Notes (2)	(AA+, Aaa)	06/01/22	0.377	3,995,880
4,300	Federal Home Loan Bank Discount Notes (2)	(AA+, Aaa)	06/03/22	0.380	4,295,426
14,700	Federal Home Loan Bank Discount Notes (2)	(AA+, Aaa)	06/08/22	0.380	14,683,124
2,000	Federal Home Loan Bank Discount Notes (2)	(AA+, Aaa)	06/17/22	0.450	1,997,400
16,000	Federal Home Loan Mortgage Corp., SOFR + 0.130% (1)	(AA+, Aaa)	08/05/22	0.400	16,007,562
5,600	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	05/05/23	0.375	5,511,587
6,000	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	05/24/24	0.400	5,786,608
7,643	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	06/18/24	0.430	7,318,909
7,100	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	07/21/25	0.375	6,630,552
35,000	Federal National Mortgage Association, SOFR + 0.350% (1)	(AA+, Aaa)	04/07/22	0.620	35,002,157
10,100	Federal National Mortgage Association, SOFR + 0.390% (1)	(AA+, Aaa)	04/15/22	0.660	10,101,582
5,100	Federal National Mortgage Association, SOFR + 0.180% (1)	(AA+, Aaa)	05/13/22	0.450	5,101,105
9,000	Federal National Mortgage Association	(AA+, Aaa)	05/22/23	0.250	8,834,761
8,000	Federal National Mortgage Association	(AA+, Aaa)	07/10/23	0.250	7,828,697
900	Federal National Mortgage Association	(AA+, Aaa)	11/27/23	0.250	872,527
2,300	Federal National Mortgage Association	(AA+, Aaa)	06/14/24	0.375	2,203,797
6,000	Federal National Mortgage Association	(AA+, Aaa)	04/22/25	0.625	5,674,503
7,500	Federal National Mortgage Association	(AA+, Aaa)	06/17/25	0.500	7,039,949
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $274,364,905)					272,106,478

UNITED STATES TREASURY OBLIGATIONS (57.4%)
5,000	United States Treasury Bills (2)	(AA+, Aaa)	04/26/22	0.135	4,999,531
6,500	United States Treasury Bills (2)	(AA+, Aaa)	05/10/22	0.261	6,498,162
5,000	United States Treasury Bills (2)	(AA+, Aaa)	05/24/22	0.298	4,997,810
8,000	United States Treasury Bills (2)	(AA+, Aaa)	06/09/22	0.370	7,994,281
6,900	United States Treasury Bills (2)	(AA+, Aaa)	06/28/22	0.566	6,890,892
9,000	United States Treasury Bills (2)	(AA+, Aaa)	06/30/22	0.605	8,988,525
5,900	United States Treasury Bills (2)	(AA+, Aaa)	03/23/23	1.588	5,809,420
13,000	United States Treasury Floating Rate Notes, USBMMY3M + 0.114% (1)	(AA+, Aaa)	04/30/22	0.720	13,002,088
46,300	United States Treasury Floating Rate Notes, USBMMY3M + 0.055% (1)	(AA+, Aaa)	07/31/22	0.661	46,327,553
29,300	United States Treasury Floating Rate Notes, USBMMY3M + 0.055% (1), (4)	(AA+, Aaa)	10/31/22	0.661	29,328,391
43,960	United States Treasury Floating Rate Notes, USBMMY3M + 0.049% (1)	(AA+, Aaa)	01/31/23	0.655	44,014,677
70,300	United States Treasury Floating Rate Notes, USBMMY3M + 0.034% (1), (4)	(AA+, Aaa)	04/30/23	0.640	70,397,056
54,500	United States Treasury Floating Rate Notes, USBMMY3M + 0.029% (1)	(AA+, Aaa)	07/31/23	0.635	54,585,219
34,000	United States Treasury Floating Rate Notes, USBMMY3M + 0.035% (1)	(AA+, Aaa)	10/31/23	0.641	34,063,974
85,000	United States Treasury Floating Rate Notes, USBMMY3M - 0.015% (1), (3), (4)	(AA+, Aaa)	01/31/24	0.591	85,097,195
3,000	United States Treasury Note	(AA+, Aaa)	04/30/23	0.125	2,947,541
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $425,644,793)					425,942,315

Credit Suisse Trust - Commodity Return Strategy Portfolio

Consolidated Schedule of Investments (continued)

March 31, 2022 (unaudited)

Par (000)		Value
SHORT-TERM INVESTMENTS (2.2%)
16,172,194	State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.25% (Cost $16,172,194)	$16,172,194

TOTAL INVESTMENTS AT VALUE (96.2%) (Cost $716,181,892)		714,220,987

OTHER ASSETS IN EXCESS OF LIABILITIES (3.8%)		28,359,109

NET ASSETS(5) (100.0%)		$742,580,096

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. ("Moody's") are unaudited.
(1)	Variable rate obligation - The interest rate shown is the rate in effect as of March 31, 2022.
(2)	Securities are zero coupon. Rate presented is yield to maturity as of March 31, 2022.
(3)	At March 31, 2022, $1,501,710 in the value of this security has been pledged to cover initial margin requirements for open futures contracts.
(4)	At March 31, 2022, $10,273,689 in the value of these securities has been pledged as collateral for open swap contracts.
(5)	As of March 31, 2022, the Credit Suisse Trust - Commodity Return Strategy Portfolio held $125,038,761 in the wholly-owned subsidiary, Credit Suisse Trust - Cayman Commodity Return Strategy Portfolio, Ltd., representing 16.8% of the Fund's consolidated net assets.

INVESTMENT ABBREVIATIONS

SOFR = Secured Overnight Financing Rate

USBMMY3M = U.S. Treasury 3 Month Bill Money Market Yield

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Sell
Industrial Metal
LME Nickel Futures	USD	Jun 2022	(35)	$(6,741,000)	$660,110

Commodity Index Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Payment Frequency	Upfront Premiums Paid/ (Received)	Net Unrealized Appreciation
USD	$57,005,784	04/12/22	JPMorgan Chase	Bloomberg Commodity Index Total Return	0.71%	At Maturity	$—	$1,172,461
USD	45,359,151	04/12/22	Morgan Stanley	Bloomberg Commodity Index 2 Month Forward Total Return	0.75%	At Maturity	—	1,086,026
USD	17,477,985	04/12/22	Morgan Stanley	Bloomberg Commodity Index Total Return	0.73%	At Maturity	—	359,324
USD	6,000,000	04/12/22	Morgan Stanley	0.73%	Bloomberg Commodity Index Total Return	At Maturity	—	85,407
USD	109,454,745	04/12/22	Societe Generale	Bloomberg Commodity Index Total Return	0.71%	At Maturity	—	2,250,721
USD	89,463,851	04/12/22	Societe Generale	Societe Generale P04 TR Index(c)	0.86%	At Maturity	—	2,561,789
USD	$66,078,947	04/12/22	UBS	Bloomberg Commodity Index Total Return	0.71%	At Maturity	$—	$1,358,783
							$—	$8,874,511

Credit Suisse Trust - Commodity Return Strategy Portfolio

Consolidated Schedule of Investments (continued)

March 31, 2022 (unaudited)

Commodity Index Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Payment Frequency	Upfront Premiums Paid/ (Received)	Net Unrealized Depreciation
USD	$32,747,635	04/12/22	Bank of America	Bloomberg Commodity Index Total Return	0.72%	At Maturity	$—	$(2,033,098)
USD	91,769,097	04/12/22	Bank of America	Merrill Lynch Commodity Index Extra CS2T Total Return(a)	0.87%	At Maturity	—	(5,144,196)
USD	96,869,085	04/12/22	Citigroup	Bloomberg Commodity Index Total Return	0.72%	At Maturity	—	(559,219)
USD	10,810,366	04/12/22	Citigroup	0.72%	Bloomberg Commodity Index Total Return	At Maturity	—	(194,747)
USD	70,377,128	04/12/22	Macquarie Bank Ltd	Bloomberg Commodity Index Total Return	0.70%	At Maturity	—	(4,368,395)
USD	93,815,346	04/12/22	Macquarie Bank Ltd	Macquarie Commodity Customized Product 112T Index(b)	0.87%	At Maturity	—	(5,377,793)
							$—	$(17,677,448)

							$—	$(8,802,937)

(a)	The index seeks to provide exposure to a diversified group of commodities, inclusive of energy, grains, meats, metals, precious,softs, and textiles. The Portfolio has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index

Commodity Name	Weight	Quantity(1)	3/31/22 Value(1)
ICE Brent Crude Oil JUL 22 Futures	6.90%	58.22	5,981,065
ICE Gas Oil JUL 22 Futures	2.95%	27.32	2,552,927
NYMEX Unleaded Gasoline MAY 22 Futures	2.37%	15.54	2,056,499
NYMEX Heating Oil MAY 22 Futures	2.08%	12.78	1,803,523
NYMEX Nat Gas MAY 22 Futures	9.00%	138.18	7,796,305
NYMEX WTI Crude Oil JUN 22 Futures	8.08%	71.07	7,001,841
CBOT Corn MAY 22 Futures	5.66%	131.10	4,908,132
KCBOT Kansas Wheat MAY 22 Futures	1.75%	29.53	1,520,572
CBOT Soy Meal MAY 22 Futures	3.23%	59.92	2,801,213
CBOT Bean Oil MAY 22 Futures	3.10%	64.00	2,685,797
CBOT Soybeans NOV 22 Futures	5.35%	65.29	4,636,902
CBOT Wheat MAY 22 Futures	3.06%	52.79	2,655,517
CME Lean Hogs JUN 22 Futures	2.03%	36.47	1,759,438
CME Live Cattle JUN 22 Futures	2.82%	44.50	2,441,070
LME Aluminium JUN 22 Futures	4.07%	40.40	3,526,465
COMEX High Grade Copper DEC 22 Futures	4.68%	34.21	4,058,861
LME Nickel JUN 22 Futures	5.88%	26.45	5,093,495
LME Zinc SEP 22 Futures	2.89%	24.38	2,503,232
COMEX Gold JUN 22 Futures	13.65%	60.52	11,825,897
COMEX Silver JUL 22 Futures	4.56%	31.36	3,951,275
NYBOT Coffee JUL 22 Futures	2.13%	21.71	1,843,707
NYBOT Sugar MAY 22 Futures	2.43%	96.35	2,103,197
NYBOT Cotton JUL 22 Futures	1.34%	17.56	1,159,627

(1)	Amounts represent quantity and value of index components as they relate specifically to the Portfolio’s swap position as of March 31, 2022.

Credit Suisse Trust - Commodity Return Strategy Portfolio

Consolidated Schedule of Investments (continued)

March 31, 2022 (unaudited)

(b)	The index seeks to provide exposure to a diversified group of commodities, inclusive of energy, livestock and meat, agricultural and metals. The Portfolio has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Commodity Name	Weight	Quantity(1)	3/31/22 Value(1)
CBOT Bean Oil DEC 22 Futures	3.13%	72.55	2,765,708
CBOT Corn MAY 22 Futures	5.66%	133.87	5,011,707
NYMEX WTI Crude Oil JUN 22 Futures	8.08%	72.57	7,149,600
NYBOT Cotton JUL 22 Futures	1.34%	17.89	1,181,283
COMEX Gold JUN 22 Futures	13.65%	61.80	12,075,084
COMEX High Grade Copper JUL 22 Futures	4.68%	34.82	4,140,019
NYMEX Heating Oil JUL 22 Futures	2.08%	14.10	1,841,386
NYBOT Coffee JUL 22 Futures	2.12%	22.14	1,879,849
KCBOT Kansas Wheat MAY 22 Futures	1.75%	30.16	1,552,660
CME Live Cattle JUN 22 Futures	2.81%	45.33	2,486,241
ICE Brent Crude Oil SEP 22 Futures	6.95%	61.83	6,147,583
ICE Gas Oil JUL 22 Futures	2.84%	26.93	2,516,231
CME Lean Hogs JUN 22 Futures	2.07%	37.93	1,830,193
LME Aluminium JUN 22 Futures	4.07%	41.25	3,600,883
LME Nickel DEC 22 Futures	5.90%	27.14	5,222,407
LME Zinc JUN 22 Futures	2.90%	24.51	2,566,584
NYMEX Nat Gas JUL 22 Futures	9.01%	138.47	7,970,510
NYMEX Unleaded Gasoline JUL 22 Futures	2.38%	16.53	2,101,725
CBOT Soybeans NOV 22 Futures	5.36%	66.73	4,739,846
NYBOT Sugar JUL 22 Futures	2.42%	98.92	2,140,456
COMEX Silver JUL 22 Futures	4.56%	32.01	4,033,707
CBOT Soy Meal DEC 22 Futures	3.18%	68.42	2,815,364
CBOT Wheat MAY 22 Futures	3.06%	53.91	2,711,555

(1)	Amounts represent quantity and value of index components as they relate specifically to the Portfolio’s swap position as of March 31, 2022.

Credit Suisse Trust - Commodity Return Strategy Portfolio

Consolidated Schedule of Investments (continued)

March 31, 2022 (unaudited)

(c)	The index seeks to provide exposure to a diversified group of commodities, inclusive of energy, livestock and meat, agricultural and metals. The Portfolio has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Commodity Name	Weight	Quantity(1)	3/31/22 Value(1)
LME Aluminium JUN 22 Futures	4.07%	42.91	3,745,735
ICE Brent Crude Oil JUL 22 Futures	6.87%	61.56	6,324,207
CBOT Bean Oil JUL 22 Futures	3.13%	70.05	2,885,017
NYMEX WTI Crude Oil JUL 22 Futures	8.16%	77.50	7,508,040
NYBOT Coffee MAY 22 Futures	2.12%	22.99	1,951,575
CBOT Corn MAY 22 Futures	5.65%	138.95	5,202,052
NYBOT Cotton JUL 22 Futures	1.34%	18.61	1,228,940
COMEX High Grade Copper SEP 22 Futures	4.67%	36.19	4,300,829
ICE Gas Oil JUL 22 Futures	2.91%	28.69	2,680,654
NYMEX Heating Oil JUN 22 Futures	2.10%	14.41	1,936,846
CME Live Cattle JUN 22 Futures	2.82%	47.31	2,595,042
CME Lean Hogs JUN 22 Futures	2.02%	38.56	1,860,440
NYMEX Nat Gas JUL 22 Futures	9.01%	144.02	8,289,591
LME Nickel DEC 22 Futures	5.89%	28.17	5,421,144
NYMEX Unleaded Gasoline JUL 22 Futures	2.40%	17.35	2,206,568
CBOT Soy Meal JUL 22 Futures	3.21%	64.36	2,956,820
CBOT Soybeans NOV 22 Futures	5.34%	69.20	4,914,839
NYBOT Sugar MAY 22 Futures	2.42%	102.10	2,228,662
KCBOT Kansas Wheat MAY 22 Futures	1.75%	31.29	1,610,970
CBOT Wheat MAY 22 Futures	3.06%	55.95	2,814,134
COMEX Silver JUL 22 Futures	4.55%	33.23	4,187,601
COMEX Gold JUN 22 Futures	13.61%	64.12	12,528,743
LME Zinc JUL 22 Futures	2.89%	25.49	2,658,561

(1)	Amounts represent quantity and value of index components as they relate specifically to the Portfolio’s swap position as of March 31, 2022.

SECURITY VALUATION — The Board of Trustees (the "Board") is responsible for the Portfolio’s valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Portfolio’s investment adviser (“Credit Suisse” or the “Adviser”), who has established a Pricing Committee which, pursuant to the policies adopted by the Board, is responsible for making fair valuation determinations and overseeing the Portfolio’s pricing policies. The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Over-the-counter derivative financial instruments, such as swap agreements, generally derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Trust to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, these securities will be fair valued in good faith by the Pricing Committee, in accordance with procedures adopted by the Board.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Generally accepted accounting principles in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2022 in valuing the Portfolio’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
United States Agency Obligations	$—	$272,106,478	$—	$272,106,478
United States Treasury Obligations	—	425,942,315	—	425,942,315
Short-term Investment	16,172,194	—	—	16,172,194
	$16,172,194	$698,048,793	$—	$714,220,987
Other Financial Instruments*
Futures Contracts	$660,110	$—	$—	$660,110
Swap Contracts	—	8,874,511	—	8,874,511

Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Swap Contracts	—	17,677,448	—	17,677,448

*	Other financial instruments include unrealized appreciation (depreciation) on futures and swap contracts.

During the period ended March 31, 2022, there were no transfers between Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Portfolio is available in the most recent Report to Shareholders. This information is also available on the Portfolio's website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.